Interests in Subsidiaries, Associates and Others - Additional Information (Detail)	Mar. 31, 2019 JPY (¥)
Disclosure of Associates and Joint Venture [abstract]
Individually significant investments in associates accounted for under equity method	¥ 0
Individually significant investments in joint ventures accounted for under equity method	¥ 0